Annual Total Returns [BarChart] - Managed Allocation Fund - None or same as Fund Name	Oct. 01, 2020
Bar Chart Table:
2011	7.05%
2012	9.88%
2013	4.06%
2014	1.36%
2015	(2.31%)
2016	1.62%
2017	16.21%
2018	(13.47%)